Guarantee of Registered Securities - Condensed Consolidating Statement of Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 2,885	$ 2,379	$ 2,606	$ 3,143	$ 2,770	$ 2,349	$ 2,561	$ 3,090	$ 11,013	$ 10,770	$ 9,998
Expenses
Compensation and benefits									6,054	6,103	6,003
Information technology									494	484	419
Premises									339	370	348
Depreciation of fixed assets									172	176	187
Amortization and impairment of intangible assets									392	593	704
Other general expense									1,393	1,500	1,272
Total operating expenses									8,844	9,226	8,933
Operating income	524	360	413	872	499	262	(16)	799	2,169	1,544	1,065
Interest income									8	5	27
Interest expense									(307)	(278)	(282)
Intercompany interest income (expense)									0	0	0
Intercompany other income (expense)									0	0	0
Other income (expense)									1	(25)	(125)
Income from continuing operations before income taxes									1,871	1,246	685
Income tax expense (benefit)									297	146	250
Net income from continuing operations	382	229	287	676	284	155	57	604	1,574	1,100	435
Net income (loss) from discontinued operations	0	(1)	0	0	69	(2)	1	6	(1)	74	828
Net income (loss) before equity in earnings of subsidiaries									1,573	1,174	1,263
Equity in earnings of subsidiaries									0	0	0
Net income	382	228	287	676	353	153	58	610	1,573	1,174	1,263
Less: Net income attributable to noncontrolling interests	8	6	10	17	8	6	10	16	41	40	37
Net income attributable to Aon shareholders	$ 374	$ 222	$ 277	$ 659	$ 345	$ 147	$ 48	$ 594	1,532	1,134	1,226
Aon Ireland
Revenue
Total revenue									0	0	0
Expenses
Compensation and benefits									0	0	0
Information technology									0	0	0
Premises									0	0	0
Depreciation of fixed assets									0	0	0
Amortization and impairment of intangible assets									0	0	0
Other general expense									0	0	0
Total operating expenses									0	0	0
Operating income									0	0	0
Interest income									0	0	0
Interest expense									0	0	0
Intercompany interest income (expense)									0	0	0
Intercompany other income (expense)									0	0	0
Other income (expense)									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax expense (benefit)									0	0	0
Net income from continuing operations									0	0	0
Net income (loss) from discontinued operations									0	0	0
Net income (loss) before equity in earnings of subsidiaries									0	0	0
Equity in earnings of subsidiaries									1,540	0	0
Net income									1,540	0	0
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									1,540	0	0
Aon UK
Revenue
Total revenue									0	0	0
Expenses
Compensation and benefits									49	74	150
Information technology									0	0	0
Premises									0	0	0
Depreciation of fixed assets									0	0	0
Amortization and impairment of intangible assets									0	0	0
Other general expense									10	4	12
Total operating expenses									59	78	162
Operating income									(59)	(78)	(162)
Interest income									0	0	0
Interest expense									(188)	(203)	(202)
Intercompany interest income (expense)									21	15	14
Intercompany other income (expense)									185	65	282
Other income (expense)									18	41	(62)
Income from continuing operations before income taxes									(23)	(160)	(130)
Income tax expense (benefit)									(12)	(60)	(43)
Net income from continuing operations									(11)	(100)	(87)
Net income (loss) from discontinued operations									0	0	0
Net income (loss) before equity in earnings of subsidiaries									(11)	(100)	(87)
Equity in earnings of subsidiaries									1,551	1,255	1,295
Net income									1,540	1,155	1,208
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									1,540	1,155	1,208
Aon Global Holdings Limited
Revenue
Total revenue									0	0	0
Expenses
Compensation and benefits									0	0	0
Information technology									0	0	0
Premises									0	0	0
Depreciation of fixed assets									0	0	0
Amortization and impairment of intangible assets									0	0	0
Other general expense									0	0	0
Total operating expenses									0	0	0
Operating income									0	0	0
Interest income									0	0	0
Interest expense									(81)	(83)	(33)
Intercompany interest income (expense)									0	0	1
Intercompany other income (expense)									0	0	0
Other income (expense)									0	0	0
Income from continuing operations before income taxes									(81)	(83)	(32)
Income tax expense (benefit)									(8)	(15)	(6)
Net income from continuing operations									(73)	(68)	(26)
Net income (loss) from discontinued operations									0	0	0
Net income (loss) before equity in earnings of subsidiaries									(73)	(68)	(26)
Equity in earnings of subsidiaries									283	100	457
Net income									210	32	431
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									210	32	431
Aon Corporation
Revenue
Total revenue									0	0	0
Expenses
Compensation and benefits									20	(1)	26
Information technology									0	0	0
Premises									23	0	0
Depreciation of fixed assets									0	0	0
Amortization and impairment of intangible assets									0	0	0
Other general expense									4	90	20
Total operating expenses									47	89	46
Operating income									(47)	(89)	(46)
Interest income									39	58	52
Interest expense									(133)	(101)	(94)
Intercompany interest income (expense)									(464)	(514)	(543)
Intercompany other income (expense)									(362)	(373)	(385)
Other income (expense)									(60)	(48)	12
Income from continuing operations before income taxes									(1,027)	(1,067)	(1,004)
Income tax expense (benefit)									(182)	(192)	(110)
Net income from continuing operations									(845)	(875)	(894)
Net income (loss) from discontinued operations									0	0	0
Net income (loss) before equity in earnings of subsidiaries									(845)	(875)	(894)
Equity in earnings of subsidiaries									1,254	1,009	1,141
Net income									409	134	247
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									409	134	247
Other Non-Guarantor Subsidiaries
Revenue
Total revenue									11,013	10,770	9,998
Expenses
Compensation and benefits									5,985	6,030	5,827
Information technology									494	484	419
Premises									316	370	348
Depreciation of fixed assets									172	176	187
Amortization and impairment of intangible assets									392	593	704
Other general expense									1,379	1,406	1,240
Total operating expenses									8,738	9,059	8,725
Operating income									2,275	1,711	1,273
Interest income									67	60	37
Interest expense									(3)	(4)	(15)
Intercompany interest income (expense)									443	499	528
Intercompany other income (expense)									177	308	103
Other income (expense)									51	3	(93)
Income from continuing operations before income taxes									3,010	2,577	1,833
Income tax expense (benefit)									499	413	409
Net income from continuing operations									2,511	2,164	1,424
Net income (loss) from discontinued operations									(1)	74	828
Net income (loss) before equity in earnings of subsidiaries									2,510	2,238	2,252
Equity in earnings of subsidiaries									0	0	0
Net income									2,510	2,238	2,252
Less: Net income attributable to noncontrolling interests									41	40	37
Net income attributable to Aon shareholders									2,469	2,198	2,215
Consolidating Adjustments
Revenue
Total revenue									0	0	0
Expenses
Compensation and benefits									0	0	0
Information technology									0	0	0
Premises									0	0	0
Depreciation of fixed assets									0	0	0
Amortization and impairment of intangible assets									0	0	0
Other general expense									0	0	0
Total operating expenses									0	0	0
Operating income									0	0	0
Interest income									(98)	(113)	(62)
Interest expense									98	113	62
Intercompany interest income (expense)									0	0	0
Intercompany other income (expense)									0	0	0
Other income (expense)									(8)	(21)	18
Income from continuing operations before income taxes									(8)	(21)	18
Income tax expense (benefit)									0	0	0
Net income from continuing operations									(8)	(21)	18
Net income (loss) from discontinued operations									0	0	0
Net income (loss) before equity in earnings of subsidiaries									(8)	(21)	18
Equity in earnings of subsidiaries									(4,628)	(2,364)	(2,893)
Net income									(4,636)	(2,385)	(2,875)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									$ (4,636)	$ (2,385)	$ (2,875)